Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments
18.	Financial Instruments

Determination of Fair Values

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

Level 1 – Quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions market participants would use in pricing.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2023 and 2022:

		December 31, 2023		December 31, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	93,875	93,875	255,803	255,803
Marketable securities	1	–	–	263,691	263,691
Trade and other receivables	2	284,513	284,513	1,235,619	1,235,619
Loan receivable	2	593,232	593,232	483,588	483,588

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	6,014,572	6,014,572	7,139,817	7,139,817
Loans and borrowings	2	3,863,454	3,863,454	3,568,896	3,568,896
Holdback payable	2	400,000	400,000	377,465	377,465
Lease liabilities	2	135,337	135,337	330,821	330,821
Due to related parties	2	2,255,522	2,255,522	679,617	679,617